Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Feb. 03, 2018	Jan. 28, 2017
Deferred tax assets:
Self-insurance reserves	$ 27,595	$ 39,977
Rental step liabilities	21,336	28,501
Compensation and benefits	15,975	24,276
Capital lease and financing obligations	7,542	11,274
Intangible liabilities	4,408	7,338
Closed store obligations	2,421	3,363
Deferred gain amortization	5,279	8,223
Environment clean up reserve	3,312	4,401
Startup costs	3,675	5,977
Lease incentive gain	3,029	4,326
Other	13,677	19,077
Total deferred tax assets	108,249	156,733
Deferred tax liabilities:
Fixed assets	79,388	116,070
Intangible assets	62,716	102,955
Debt costs	7,728	9,190
Capital lease and financings obligations	7,014	10,596
Other	8,477	10,822
Total deferred tax liabilities	165,323	249,633
Net deferred tax liabilities	$ (57,074)	$ (92,900)